Accrued expenses payable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Accrued Expenses Payable

	2019	2018
Accruals and estimations	$4,616	$4,500
Labor related provisions	44,401	36,953
Liability for social security contributions	5,617	4,955
Other	739	982

	$55,373	$47,390